BUSINESS COMBINATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BUSINESS COMBINATION
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

Acquisition of Shenzhen Yunfan

In March 2021, the Group completed the acquisition of 100% equity interest in Shenzhen Yunfan Acceleration Technology Co., Ltd. and its subsidiary (collectively, “Shenzhen Yunfan”). Shenzhen Yunfan is mainly engaged in providing content distribution, acceleration and other cloud-related IaaS and PaaS edge computing solutions, and the acquisition is expected to enhance the Group’s expertise in public cloud services. The results of Shenzhen Yunfan have been included in the Group’s consolidated financial statements since April 2021.

The total cash purchase price consideration was RMB126,400 (US$18,871). The Group recognized RMB586 (US$87) of net assets acquired excluding intangible assets, RMB77,000 (US$11,496) of intangible assets which comprised of technology, trademark and domain name, and RMB48,814 (US$7,288) of goodwill resulted from the acquisition. Goodwill recognized represents the expected synergies from integrating Shenzhen Yunfan with the Group’s existing cloud business and is not deductible for tax purposes.

3.	BUSINESS COMBINATION (continued)

Acquisition of Camelot

In September 2021, the Group completed the acquisition of 100% equity interests in Camelot Employee Scheme INC. (“CES”), which legally held 79.53% equity interests in Beijing Camelot and its subsidiaries (collectively referred to as “Camelot”). Camelot is mainly engaged in enterprise digital solutions and enterprise digital services, and the acquisition is expected to further develop the Group’s enterprise cloud business. The results of Camelot have been included in the consolidated financial statements of the Group since September 2021.

The total purchase consideration was RMB5,290,553 (US$789,859), which consisted of cash consideration of RMB751,974 (US$112,267) and equity consideration of RMB4,538,579 (US$677,592). Goodwill recognized represents the expected synergies from integrating Camelot with the Group’s existing enterprise cloud business and is not tax deductible.

During the second quarter of 2022, the Group completed the allocation of the purchase price to the individual assets acquired and liabilities assumed. The table below summarizes the final determination of the estimated fair values of the assets acquired and liabilities assumed from Camelot as of the acquisition date:

	Camelot
	RMB	US$
Total fair value of purchase consideration	5,290,553	789,859
Less:
Cash and cash equivalents	618,439	92,331
Restricted cash	1,126	168
Accounts receivable and other assets	940,511	140,415
Property and equipment, net	13,792	2,059
Intangible assets:
Customer relationship	620,100	92,578
Trademarks	474,000	70,766
Copyrights	34,100	5,091
Deferred tax assets	54,419	8,125
Deferred tax liabilities	(268,490)	(40,085)
Accounts payable and other liabilities	(871,903)	(130,172)
Non-controlling interests	(882,451)	(131,746)
Goodwill	4,556,910	680,329

The valuations used in the purchase price allocation for the acquisitions were determined by the Group with the assistance of independent third-party valuation firms using the income approach (a Level 3 measurement). Significant assumptions used in the valuation of intangible assets included projected revenue growth rates, operating margin, customer attrition rates, royalty rates and discount rate. Non-controlling interests at the acquisition date was measured by applying the equity percentage held by non-controlling shareholders and a discount for lack of control premium to the fair value of the acquired business of Camelot.

3.	BUSINESS COMBINATION

Acquisition of Shenzhen Yunfan

In March 2021, the Group completed the acquisition of 100% equity interest in Shenzhen Yunfan Acceleration Technology Co., Ltd. and its subsidiary (collectively, “Shenzhen Yunfan”). Shenzhen Yunfan is mainly engaged in providing content distribution, acceleration and other cloud-related IaaS and PaaS edge computing solutions, and the acquisition is expected to enhance the Group’s expertise in public cloud services. The results of Shenzhen Yunfan have been included in the Group’s consolidated financial statements since April 2021.

The total cash purchase price consideration was RMB126,400 (US$17,769). The Group recognized RMB586 (US$82) of net assets acquired excluding intangible assets, RMB77,000 (US$10,824) of intangible assets which comprised of technology, trademark and domain name,and RMB48,814 (US$6,862) of goodwill resulted from the acquisition. Goodwill recognized represents the expected synergies from integrating Shenzhen Yunfan with the Group’s existing cloud business and is not deductible for tax purposes.

Acquisition of Camelot

In September 2021, the Group completed the acquisition of 100% equity interests in Camelot Employee Scheme INC. (“CES”), which legally held 79.53% equity interests in Camelot Technology Co., Ltd. (“Beijing Camelot”) and its subsidiaries (collectively referred to as “Camelot”). Camelot is mainly engaged in enterprise digital solutions and enterprise digital services, and the acquisition is expected to further develop the Group’s enterprise cloud business. The results of Camelot have been included in the consolidated financial statements of the Group since September 2021.

3.	BUSINESS COMBINATION (Continued)

Acquisition of Camelot (Continued)

The total purchase consideration was RMB5,290,553 (US$743,734), which consisted of cash consideration of RMB751,974 (US$105,711) and equity consideration of RMB4,538,579 (US$638,023). Goodwill recognized represents the expected synergies from integrating Camelot with the Group’s existing enterprise cloud business and is not tax deductible. During the second quarter of 2022, the Group completed the allocation of the purchase price to the individual assets acquired and liabilities assumed. The table below summarizes the final determination of the estimated fair values of the assets acquired and liabilities assumed from Camelot as of the acquisition date:

	Camelot
	RMB	US$
Total fair value of purchase consideration	5,290,553	743,734
Less:
Cash and cash equivalents	618,439	86,939
Restricted cash	1,126	158
Accounts receivable and other assets	940,511	132,215
Property and equipment, net	13,792	1,939
Intangible assets:
Customer relationship	620,100	87,172
Trademarks	474,000	66,634
Copyrights	34,100	4,794
Deferred tax assets	54,419	7,650
Deferred tax liabilities	(268,490)	(37,744)
Accounts payable and other liabilities	(871,903)	(122,570)
Non-controlling interests	(882,451)	(124,053)
Goodwill	4,556,910	640,600

The valuations used in the purchase price allocation for the acquisitions were determined by the Group with the assistance of independent third-party valuation firms using the income approach (a Level 3 measurement). Significant assumptions used in the valuation of intangible assets included projected revenue growth rates, operating margin, customer attrition rates, royalty rates and discount rate. Non-controlling interests at the acquisition date was measured by applying the equity percentage held by non-controlling shareholders and a discount for lack of control premium to the fair value of the acquired business of Camelot.